RECAPITALIZATION - Common Stock issued immediately following the consummation of the Business Combination (Details) - shares	Feb. 06, 2025	Dec. 06, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2023
RECAPITALIZATION
Common stock, shares outstanding (in shares)		13,165,152	13,950,794	12,990,794		6,421,829
Sale of common stock (Shares)	125,000
Roth CH Acquisition V Co
RECAPITALIZATION
Common stock, shares outstanding (in shares)		337,027			11,500,000
Less: Redemption of ROCL common stock		(11,162,973)
Sale of common stock (Shares)		1,125,000
Business combination shares		4,248,527
NEH Shares after Conversion Ratio		8,916,625
NEH shares before Conversion Ratio		8,623,205
Roth CH Acquisition V Co | Founder shares
RECAPITALIZATION
Common stock, shares outstanding (in shares)		2,325,000
Roth CH Acquisition V Co | Private shares
RECAPITALIZATION
Common stock, shares outstanding (in shares)		461,500